U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                            Read instructions at end
                         of Form before preparing Form.
                              Please print or type.


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1.          Name and address of issuer:

            State Street Research Income Trust
            One Financial Center
            Boston, MA 02111

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2.          Name of each series or class of funds for which this notice is filed:

            State Street Research High Income Fund
            State Street Research Managed Assets
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3.          Investment Company Act File Number:   811-4559

            Securities Act File Number:           33-2697

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4.          Last day of fiscal year for which this notice is filed:
                                                                  March 31, 1997

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5.          Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]
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6.          Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.          Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

            State Street Research High Income Fund shares                      0
            State Street Research Managed Assets shares                        0
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8.          Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

            State Street Research High Income Fund shares                      0
            State Street Research Managed Assets shares                        0
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9.          Number and aggregate sale price of securities sold during the fiscal year:

            Number of securities sold:
            State Street Research High Income Fund shares             34,874,438
            State Street Research Managed Assets shares               12,251,327

            Aggregate sale price of securities sold:
            State Street Research High Income Fund shares         $  214,518,432
            State Street Research Managed Assets shares              131,416,614
                                                                  --------------
                                                                  $  345,935,046
                                                                  ==============
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10.         Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

            Number of securities sold:
            State Street Research High Income Fund shares             34,874,438
            State Street Research Managed Assets shares               12,251,327

            Aggregate sale price of securities sold:
            State Street Research High Income Fund shares         $  214,518,432
            State Street Research Managed Assets shares              131,416,614
                                                                  --------------
                                                                  $  345,935,046
                                                                  ==============
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11.         Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

            Number of securities issued:
            State Street Research High Income Fund shares              8,103,938
            State Street Research Managed Assets shares                4,693,169

            Aggregate sale price of securities issued:
            State Street Research High Income Fund shares          $  49,327,060
            State Street Research Managed Assets shares               49,277,999
                                                                  --------------
                                                                   $  98,605,059
                                                                  ==============
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12.         Calculation of registration fee:

            (i)   Aggregate sale price of securities sold during
                  the fiscal year in reliance on rule 24f-2
                  (from Item 10):                                 $ 345,935,046

            (ii)  Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                                  + 98,605,059

            (iii) Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):       - $ 248,520,023

            (iv)  Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing
                  fees pursuant to rule 24e-2 (if applicable):              + 0

            (v)   Net aggregate price of securities sold and issued
                  during the fiscal year in reliance on rule 24f-2
                  [line (i), plus line (ii), less line (iii),
                  plus line (iv)] (if applicable):                 $196,020,082

            (vi)  Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable law
                  or regulation (see Instruction C.6):                 x 1/3300
                                                                     -----------
            (vii) Fee due [line (i) or line (v) multiplied
                  by line (vi)]                                        $ 59,401
                                                                     ===========

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.         Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                             [X]

            Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

            May 27, 1997

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                                   SIGNATURES

            This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

            By (Signature and Title)* /s/Amy L. Simmons
                                      ------------------
                                      Amy L. Simmons, Assistant Secretary

            Date        May 29, 1997
            *Please print the name and title of the signing officer below the signature.